Derivative Liabilities (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Derivative Liabilities (Textual)
Fair value of the derivative liability	$ 61,037,804	$ 59,657,719	$ 3,905,721
Net loss in change in derivative	$ 1,380,085	54,910,562
Convertible Notes [Member]
Derivative Liabilities (Textual)
Convertible notes		$ 841,436